Fair Value	12 Months Ended
Mar. 31, 2011
Fair Value
Fair Value
(27)	Fair Value

ASC 820 establishes a fair value hierarchy that prioritizes the use of observable inputs in markets over the use of unobservable inputs when measuring fair value as follows:

Level 1

Quoted prices for identical assets or liabilities in active markets.

Level 2

Quoted prices for similar assets or liabilities in active markets; quoted prices associated with transactions that are not distressed for identical or similar assets or liabilities in markets that are not active; or valuations whose significant inputs are derived from or corroborated by observable market data.

Level 3

Valuations using inputs that are not observable.

Investments in debt and equity securities

Investment securities of which quoted market prices are available to determine their fair value are included in Level 1. Level 1 securities include available-for-sale securities such as listed stocks on exchange markets, debt securities such as Japan treasury bonds and U.S. treasury bonds and exchange traded funds.

In the absence of an active market for investment securities, quoted prices for similar investment securities, quoted prices associated with transactions that are not distressed for identical or similar investment securities or other relevant information including market interest rate curves, referenced credit spreads or default rates, are used to determine fair value. These investments are included in Level 2. Level 2 securities include short-term investments and available-for-sale securities such as listed stocks traded over-the-counter, investment funds and debt securities traded over-the-counter.

In infrequent circumstances, the significant inputs of fair value for investment securities are unobservable and the Company mainly uses an income or market approach to corroborate relevant information provided by financial institutions. These investments are included in Level 3. Level 3 securities include available-for-sale securities such as subordinated debentures and structured bonds with little market activity.

Derivatives

Closing prices are used for derivatives included in Level 1, which are traded on active markets. The majority of derivatives are traded on over-the-counter markets, which the Company does not deem to represent active markets. Derivative assets and liabilities for which fair value is based on quoted prices associated with transactions that are not distressed, in markets that are not active, or based on models using interest rate curves and forward and spot prices for currencies and commodities are included in Level 2. Derivatives included in Level 2 primarily consist of interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. In infrequent circumstances, the significant inputs of fair value are unobservable and the Company mainly uses an income or market approach to corroborate relevant information provided by financial institutions. These derivatives are included in Level 3.

Subordinated interests resulting from securitization

When fair value is determined using observable inputs, including prices of recent transactions in markets that are not distressed, subordinated interests are included in Level 2. When significant inputs are not observable, fair value is determined based on economic assumptions used in measuring the fair value of the subordinated interests, including weighted-average life, expected credit risks, and discount rates, and the subordinated interests are included in Level 3.

The following tables present the assets and liabilities that are measured at fair value on a recurring basis and the fair value hierarchy classification as of March 31, 2011 and 2010. The carrying value on the consolidated balance sheets are recorded by the fair value of these assets and liabilities.

	Yen (millions)
	2011
	Total Balance	Fair value hierarchy classification
		Level 1	Level 2	Level 3
Assets:
Investments in securities
Equity securities	145,816	145,069	747	—
Government debt securities	3,232	3,219	13	—
Corporate debt securities	38,080	—	5,154	32,926
Other	9,307	6,434	2,873	—
Derivatives	22,057	—	22,057	—
Subordinated interests resulting from securitization	34,066	—	—	34,066

	252,558	154,722	30,844	66,992

Liabilities:
Derivatives	(10,988)	—	(10,988)	—

	Yen (millions)
	2010
	Total Balance	Fair value hierarchy classification
		Level 1	Level 2	Level 3
Assets:
Investments in securities
Equity securities	159,850	156,879	2,971	—
Government debt securities	44,156	43,989	167	—
Corporate debt securities	35,359	—	6,426	28,933
Other	14,260	5,903	8,357	—
Derivatives	26,880	—	26,880	—
Subordinated interests resulting from securitization	115,417	—	—	115,417

	395,922	206,771	44,801	144,350

Liabilities:
Derivatives	(15,135)	—	(15,135)	—

The following table presents the changes in Level 3 instruments measured on a recurring basis for the year ended March 31, 2011.

	555555555	555555555	555555555
	Yen (millions)
	Corporate debt securities	Subordinated interests resulting from securitization	Total
Balance at beginning of year	28,933	115,417	144,350
Effect of consolidation of securitization entities upon initial adoption of the amended provisions of ASC 810 (a)	—	(113,651)	(113,651)
Purchases, sales, issuances and settlements, net	2,046	32,300	34,346
Total gains or losses (realized/unrealized)
Included in earnings (b)	546	—	546
Included in other comprehensive loss	1,401	—	1,401

Balance at end of year	32,926	34,066	66,992

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	—	—	—

(a)	A portion of subordinated interests resulting from securitization was eliminated because of the consolidation of securitization entities.
(b)	Level 3 gains and losses (realized and unrealized) included in earnings for the year ended March 31, 2011 are reported in other income (deductions) for corporate debt securities and are reported in revenue for subordinated interests resulting from securitization.

The following table presents the changes in Level 3 instruments measured on a recurring basis for the year ended March 31, 2010.

	555555555	555555555	555555555
	Yen(millons)
	Corporate debt securities	Subordinated interests resulting from securitization	Total
Balance at beginning of year	26,532	123,465	149,997
Purchases, sales, issuances and settlements, net	(271)	(11,275)	(11,546)
Total gains or losses (realized/unrealized)
Included in earnings (a)	(15)	3,588	3,573
Included in other comprehensive loss	2,687	(361)	2,326

Balance at end of year	28,933	115,417	144,350

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	(14)	3,534	3,520

(a)	Level 3 gains and losses (realized and unrealized) included in earnings for the year ended March 31, 2010 are reported in other income (deductions) for corporate debt securities and are reported in revenue for subordinated interests resulting from securitization.

Assets that are measured at fair value during the period on a non-recurring basis because they are deemed to be impaired are not included in the above tables.

The Company has written down the carrying amount of certain equity-method and cost-method investments on the consolidated balance sheets because the Company deems the decline of fair value to be other-than-temporary.

The fair value of the equity-method investments which are listed on an active market is included in Level 1. The fair value of equity-method investments determined using an income approach, based on discounted cash flows using unobservable inputs are included in Level 3. Also, a weighted-average fair value determined using both a market approach and an income approach, which incorporate both observable inputs, such as quoted market prices of comparable companies, and discounted cash flow using unobservable inputs, is included in Level 3. The Company has calculated discounted cash flows of these equity-method investments based on business forecasts, market trends, and assumptions of projected business plans. The Company uses both a market approach and an income approach to determine the fair value of the cost-method investments. The fair value based on observable inputs such as quoted market prices of similar investments is included in Level 2. The fair value primarily based on discounted cash flows using unobservable inputs based on business forecasts, market trends, and assumptions of projected business plans is included in Level 3.

The Company has also written down the carrying amount of long-lived assets on the consolidated balance sheets mainly because the Company deems the carrying amount of certain long-lived assets is not recoverable and exceeds its fair value. The Company mainly uses an income approach or a market approach to calculate the fair value of long-lived assets. These measurements are included in Level 3 since they are based primarily on discounted cash flows using unobservable inputs based on business forecasts, market trends, and assumptions of projected business plans.

The following table presents the assets measured at fair value on a non-recurring basis and the gains or losses recognized for the year ended March 31, 2011.

	Yen (millions)
	2011
	Fair value hierarchy classification			Total gains (losses)
	Level 1	Level 2	Level 3
Equity-method investments (a)	1,712	—	—	(4,741)
Cost-method investments	—	—	8,066	(3,180)
Long-lived assets (b)
High Functional Materials & Components segment	—	—	7,755	(10,956)
Components & Devices segment	—	—	18,046	(16,561)
Other	—	—	1,716	(7,653)

Total	1,712	—	35,583	(43,091)

(a)	The carrying value as of March 31, 2011 is not equal to the fair value at the time of impairment because of equity method adjustments subsequent to impairment.
(b)	The carrying value as of March 31, 2011 is not equal to the fair value at the time of impairment because of depreciation expense subsequent to impairment.

The following table presents the financial assets measured at fair value on a non-recurring basis and the gains or losses recognized for the year ended March 31, 2010.

	Yen (millions)
	2010
	Fair value hierarchy classification			Total gains (losses)
	Level 1	Level 2	Level 3
Equity-method investments (a)	511	—	86,100	(15,169)
Cost-method investments	—	—	1,273	(1,005)
Long-lived assets (b)
Components & Devices segment	—	—	47,976	(18,611)
Other	—	—	5,856	(6,585)

Total	511	—	141,205	(41,370)

(a)	The carrying value as of March 31, 2010 is not equal to the fair value at the time of impairment because of equity method adjustments subsequent to impairment.
(b)	The carrying value as of March 31, 2010 is not equal to the fair value at the time of impairment because of depreciation expense subsequent to impairment.